Notes Payable - Related Parties	6 Months Ended
Sep. 30, 2019
Notes Payable Related Party [Abstract]
NOTES PAYABLE - RELATED PARTIES

NOTE 10: NOTES PAYABLE - RELATED PARTIES

A board member advanced $328 to the Company through September 30, 2019, under the terms of a note payable that bears 10% simple interest per annum, and the principal balance along with accrued interest is payable July 30, 2020 or upon demand. Interest expense on the note for the six months ended September 30, 2019 was $10.

William B. Hoagland, Principal Financial Officer, advanced $30 to the Company in May 2019 pursuant to a note with the same terms as the note with the board member. Randy May, CEO, advanced $45 to the Company in August 2019 pursuant to a note with the same terms as the note with the board member. Interest expense on both of these notes was not material.